Earnings Per Common Share	6 Months Ended
Jun. 30, 2013
Earnings Per Common Share

14. EARNINGS PER COMMON SHARE

Basic income per common share is calculated based on the weighted average number of common shares outstanding at the end of the period, excluding restricted stock with performance-based vesting criteria. Diluted income per common share includes the assumed exercise of stock options and performance-based restricted stock which contain conditions that are not earnings or market based, given that the hypothetical effect is not anti-dilutive. Stock options to purchase 0.3 million shares of common stock for the three and six months ended June 30, 2013 were outstanding but not included in the computation of diluted net income per share because the grant prices were greater than the average market price of the common shares, which has an anti-dilutive effect on the computation. Performance-based restricted stock awards of 0.5 million shares and 0.6 million shares of common stock for the three and six months ended June 30, 2013, respectively, were outstanding but not included in the computations of diluted net income per share calculations due to performance metrics that have not yet been attained. Stock options to purchase 0.6 million shares of common stock for the three and six-month period ended June 30, 2012 were outstanding but not included in the computations of diluted net income per share because the grant prices were greater than the average market price of the common shares, which has anti-dilutive effect on the computation. The following table sets forth the computation of basic and diluted earnings per common share (in thousands except per share amounts):

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Numerator:
Net Income From Continuing Operations, Less Noncontrolling Interests	$13,220	$55,971	$10,445	$59,696
Net Income (Loss) From Discontinued Operations	520	(3,050)	460	(8,405)

Net Income	$13,740	$52,921	$10,905	$51,291

Denominator:
Weighted Average Common Shares Outstanding - Basic	52,555	52,009	52,527	50,654
Effect of Dilutive Securities:
Employee Stock Options	142	29	131	45
Employee Performance-Based Restricted Stock Awards	214	838	243	868

Weighted Average Common Shares Outstanding - Diluted	52,911	52,876	52,901	51,567

Earnings per Common Share:
Basic — Net Income From Continuing Operations	$0.25	$1.08	$0.20	$1.18
— Net Income (Loss) From Discontinued Operations	0.01	(0.06)	0.01	(0.16)

— Net Income	$0.26	$1.02	$0.21	$1.02

Diluted — Net Income From Continuing Operations	$0.25	$1.06	$0.20	$1.16
— Net Income (Loss) From Discontinued Operations	0.01	(0.06)	0.01	(0.16)

— Net Income	$0.26	$1.00	$0.21	$1.00